Document and Entity Information	0 Months Ended
Aug. 31, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2013
Registrant Name	SEI TAX EXEMPT TRUST
Central Index Key	0000701817
Amendment Flag	false
Document Creation Date	Dec. 27, 2013
Document Effective Date	Dec. 31, 2013
Prospectus Date	Dec. 31, 2013
STET INTERMEDIATE TERM MUNICIPAL FUND | STET INTERMEDIATE TERM MUNICIPAL FUND - CLASS A
Risk/Return:
Trading Symbol	SEIMX
STET SHORT DURATION MUNICIPAL FUND | STET SHORT DURATION MUNICIPAL FUND - CLASS A
Risk/Return:
Trading Symbol	SUMAX
STET CALIFORNIA MUNICIPAL BOND FUND | STET CALIFORNIA MUNICIPAL BOND FUND - CLASS A
Risk/Return:
Trading Symbol	SBDAX
STET MASSACHUSETTS MUNICIPAL BOND FUND | STET MASSACHUSETTS MUNICIPAL BOND FUND - CLASS A
Risk/Return:
Trading Symbol	SMAAX
STET NEW JERSEY MUNICIPAL BOND FUND | STET NEW JERSEY MUNICIPAL BOND FUND - CLASS A
Risk/Return:
Trading Symbol	SENJX
STET NEW YORK MUNICIPAL BOND FUND | STET NEW YORK MUNICIPAL BOND FUND - CLASS A
Risk/Return:
Trading Symbol	SENYX
STET TAX-ADVANTAGED INCOME FUND | STET TAX-ADVANTAGED INCOME FUND - CLASS A
Risk/Return:
Trading Symbol	SEATX
STET TAX FREE FUND | STET TAX FREE FUND - CLASS A
Risk/Return:
Trading Symbol	TXEXX
Class A Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS A
Risk/Return:
Trading Symbol	SEPAX
Class A Prospectus | STET INSTITUTIONAL TAX FREE FUND | STET INSTITUTIONAL TAX FREE FUND - CLASS A
Risk/Return:
Trading Symbol	TXWXX
Class B Prospectus | STET PENNSYLVANIA MUNICIPAL BOND FUND | STET PENNSYLVANIA MUNICIPAL BOND FUND - CLASS B
Risk/Return:
Trading Symbol	SEIPX
Class B Prospectus | STET INSTITUTIONAL TAX FREE FUND | STET INSTITUTIONAL TAX FREE FUND - CLASS B
Risk/Return:
Trading Symbol	SITXX
Class C Prospectus | STET INSTITUTIONAL TAX FREE FUND | STET INSTITUTIONAL TAX FREE FUND - CLASS C
Risk/Return:
Trading Symbol	SFCXX